SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Net loss		$ (3,989,276)	$ (4,483,195)
Weighted average common shares outstanding, basic	[1]	551,503	508,813
Weighted average common shares outstanding, diluted	[1]	551,503	508,813
Diluted loss per share		$ (7.23)	$ (8.81)
Basic loss per share		$ (7.23)	$ (8.81)

[1]	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split.